Operating Segments and Geographical Information - Schedule of Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Consolidated revenues	$ 103,527	$ 77,980
Total gross profit	29,741	19,941
Amounts not allocated to segments:
Research and development expenses	17,590	16,035
General and administrative expenses	22,194	16,187
Sales and marketing expenses	16,134	15,302
Depreciation and amortization	4,608	3,664
Other operating (income) expenses	(23)	747
OPERATING LOSS	(30,762)	(31,994)
Other (income) expenses	(44)	32
Other financial expenses, net	(22,314)	(47,122)
Loss before income taxes	(53,120)	(79,084)
Reportable Segments [Member]
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Consolidated revenues	105,661	80,037
Elimination of Intersegment Revenues [Member]
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Consolidated revenues	$ (2,134)	$ (2,057)